PGIM S&P 500 Buffer 20 ETF - October
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $262,688)(wb)	262,688	$262,688
Options Purchased*~ 103.4%
(cost $36,851,539)		37,328,885

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $37,114,227)		37,591,573
Options Written*~ (4.1)%
(premiums received $1,697,392)		(1,489,664)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $35,416,835)		36,101,909
Other assets in excess of liabilities 0.0%		7,712

Net Assets 100.0%		$36,109,621

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66		529		53	$35,971,471
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18		529		53	1,357,414
Total Options Purchased (cost $36,851,539)								$37,328,885
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$734.93		529		53	$(1,102,436)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$532.94		529		53	(387,228)
Total Options Written (premiums received $1,697,392)								$(1,489,664)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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